Annual Fund Operating Expenses - Capital Advisors Growth Fund - Capital Advisors Growth Fund Class	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.96%	[1]

[1]	Total Annual Fund Operating Expenses do not correlate to the Expense Ratios provided in the Financial Highlights section of the statutory prospectus, which reflect the actual operating expenses of the Fund and do not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).